Leases - Balance sheet shows the following amounts relating to lease liabilities (Details) - GBP (£) £ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Lease liabilities [abstract]
Long term lease liabilities	£ 1,683	£ 1,580	£ 846
Lease liabilities	£ 426	362	175
Total lease liabilities		£ 1,942	£ 1,021	£ 1,166